Credit Risk - Summary of Country Risk Exposure (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Exposure	£ 328,792	£ 316,322
Governments
Disclosure of credit risk exposure [line items]
Exposure	48,400	37,300
Government Guaranteed
Disclosure of credit risk exposure [line items]
Exposure	0	0
Banks
Disclosure of credit risk exposure [line items]
Exposure	7,600	9,800
Other Financial Institutions
Disclosure of credit risk exposure [line items]
Exposure	23,300	26,700
Retail
Disclosure of credit risk exposure [line items]
Exposure	209,600	204,900
Corporate counterparty
Disclosure of credit risk exposure [line items]
Exposure	42,200	39,900
Total For Counterparties Excluding Other Banco Santander Group Members
Disclosure of credit risk exposure [line items]
Exposure	331,100	318,600
Eurozone Countries | Governments
Disclosure of credit risk exposure [line items]
Exposure	500	400
Eurozone Countries | Governments | Ireland
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries | Governments | Italy
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries | Governments | Spain (excl. Banco Santander)
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries | Governments | France
Disclosure of credit risk exposure [line items]
Exposure	100	100
Eurozone Countries | Governments | Germany
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries | Governments | Luxembourg
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries | Governments | Other
Disclosure of credit risk exposure [line items]
Exposure	400	300
Eurozone Countries | Government Guaranteed
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries | Government Guaranteed | Ireland
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries | Government Guaranteed | Italy
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries | Government Guaranteed | Spain (excl. Banco Santander)
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries | Government Guaranteed | France
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries | Government Guaranteed | Germany
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries | Government Guaranteed | Luxembourg
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries | Government Guaranteed | Other
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries | Banks
Disclosure of credit risk exposure [line items]
Exposure	2,400	3,000
Eurozone Countries | Banks | Ireland
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries | Banks | Italy
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries | Banks | Spain (excl. Banco Santander)
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries | Banks | France
Disclosure of credit risk exposure [line items]
Exposure	500	600
Eurozone Countries | Banks | Germany
Disclosure of credit risk exposure [line items]
Exposure	700	1,200
Eurozone Countries | Banks | Luxembourg
Disclosure of credit risk exposure [line items]
Exposure	100	100
Eurozone Countries | Banks | Other
Disclosure of credit risk exposure [line items]
Exposure	1,100	1,100
Eurozone Countries | Other Financial Institutions
Disclosure of credit risk exposure [line items]
Exposure	7,600	10,900
Eurozone Countries | Other Financial Institutions | Ireland
Disclosure of credit risk exposure [line items]
Exposure	6,000	7,500
Eurozone Countries | Other Financial Institutions | Italy
Disclosure of credit risk exposure [line items]
Exposure	0	100
Eurozone Countries | Other Financial Institutions | Spain (excl. Banco Santander)
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries | Other Financial Institutions | France
Disclosure of credit risk exposure [line items]
Exposure	200	500
Eurozone Countries | Other Financial Institutions | Germany
Disclosure of credit risk exposure [line items]
Exposure	100	100
Eurozone Countries | Other Financial Institutions | Luxembourg
Disclosure of credit risk exposure [line items]
Exposure	1,300	2,700
Eurozone Countries | Other Financial Institutions | Other
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries | Retail
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries | Retail | Ireland
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries | Retail | Italy
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries | Retail | Spain (excl. Banco Santander)
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries | Retail | France
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries | Retail | Germany
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries | Retail | Luxembourg
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries | Retail | Other
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries | Corporate counterparty
Disclosure of credit risk exposure [line items]
Exposure	800	300
Eurozone Countries | Corporate counterparty | Ireland
Disclosure of credit risk exposure [line items]
Exposure	100	100
Eurozone Countries | Corporate counterparty | Italy
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries | Corporate counterparty | Spain (excl. Banco Santander)
Disclosure of credit risk exposure [line items]
Exposure	100	0
Eurozone Countries | Corporate counterparty | France
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries | Corporate counterparty | Germany
Disclosure of credit risk exposure [line items]
Exposure	100	100
Eurozone Countries | Corporate counterparty | Luxembourg
Disclosure of credit risk exposure [line items]
Exposure	100	100
Eurozone Countries | Corporate counterparty | Other
Disclosure of credit risk exposure [line items]
Exposure	400	0
Eurozone Countries | Total For Counterparties Excluding Other Banco Santander Group Members
Disclosure of credit risk exposure [line items]
Exposure	11,300	14,600
Eurozone Countries | Total For Counterparties Excluding Other Banco Santander Group Members | Ireland
Disclosure of credit risk exposure [line items]
Exposure	6,100	7,600
Eurozone Countries | Total For Counterparties Excluding Other Banco Santander Group Members | Italy
Disclosure of credit risk exposure [line items]
Exposure	0	100
Eurozone Countries | Total For Counterparties Excluding Other Banco Santander Group Members | Spain (excl. Banco Santander)
Disclosure of credit risk exposure [line items]
Exposure	100	0
Eurozone Countries | Total For Counterparties Excluding Other Banco Santander Group Members | France
Disclosure of credit risk exposure [line items]
Exposure	800	1,200
Eurozone Countries | Total For Counterparties Excluding Other Banco Santander Group Members | Germany
Disclosure of credit risk exposure [line items]
Exposure	900	1,400
Eurozone Countries | Total For Counterparties Excluding Other Banco Santander Group Members | Luxembourg
Disclosure of credit risk exposure [line items]
Exposure	1,500	2,900
Eurozone Countries | Total For Counterparties Excluding Other Banco Santander Group Members | Other
Disclosure of credit risk exposure [line items]
Exposure	1,900	1,400
All Other Countries | Governments | Other
Disclosure of credit risk exposure [line items]
Exposure	300	100
All Other Countries | Governments | UK
Disclosure of credit risk exposure [line items]
Exposure	44,400	33,500
All Other Countries | Governments | US
Disclosure of credit risk exposure [line items]
Exposure	800	1,000
All Other Countries | Governments | Japan
Disclosure of credit risk exposure [line items]
Exposure	2,400	2,300
All Other Countries | Governments | Denmark
Disclosure of credit risk exposure [line items]
Exposure	0	0
All Other Countries | Government Guaranteed | Other
Disclosure of credit risk exposure [line items]
Exposure	0	0
All Other Countries | Government Guaranteed | UK
Disclosure of credit risk exposure [line items]
Exposure	0	0
All Other Countries | Government Guaranteed | US
Disclosure of credit risk exposure [line items]
Exposure	0	0
All Other Countries | Government Guaranteed | Japan
Disclosure of credit risk exposure [line items]
Exposure	0	0
All Other Countries | Government Guaranteed | Denmark
Disclosure of credit risk exposure [line items]
Exposure	0	0
All Other Countries | Banks | Other
Disclosure of credit risk exposure [line items]
Exposure	500	500
All Other Countries | Banks | UK
Disclosure of credit risk exposure [line items]
Exposure	2,800	3,600
All Other Countries | Banks | US
Disclosure of credit risk exposure [line items]
Exposure	900	1,100
All Other Countries | Banks | Japan
Disclosure of credit risk exposure [line items]
Exposure	1,000	1,600
All Other Countries | Banks | Denmark
Disclosure of credit risk exposure [line items]
Exposure	0	0
All Other Countries | Other Financial Institutions | Other
Disclosure of credit risk exposure [line items]
Exposure	100	100
All Other Countries | Other Financial Institutions | UK
Disclosure of credit risk exposure [line items]
Exposure	15,500	15,600
All Other Countries | Other Financial Institutions | US
Disclosure of credit risk exposure [line items]
Exposure	100	100
All Other Countries | Other Financial Institutions | Japan
Disclosure of credit risk exposure [line items]
Exposure	0	0
All Other Countries | Other Financial Institutions | Denmark
Disclosure of credit risk exposure [line items]
Exposure	0	0
All Other Countries | Retail | Other
Disclosure of credit risk exposure [line items]
Exposure	300	300
All Other Countries | Retail | UK
Disclosure of credit risk exposure [line items]
Exposure	209,300	204,600
All Other Countries | Retail | US
Disclosure of credit risk exposure [line items]
Exposure	0	0
All Other Countries | Retail | Japan
Disclosure of credit risk exposure [line items]
Exposure	0	0
All Other Countries | Retail | Denmark
Disclosure of credit risk exposure [line items]
Exposure	0	0
All Other Countries | Corporate counterparty | Other
Disclosure of credit risk exposure [line items]
Exposure	700	800
All Other Countries | Corporate counterparty | UK
Disclosure of credit risk exposure [line items]
Exposure	40,400	38,200
All Other Countries | Corporate counterparty | US
Disclosure of credit risk exposure [line items]
Exposure	300	100
All Other Countries | Corporate counterparty | Japan
Disclosure of credit risk exposure [line items]
Exposure	0	0
All Other Countries | Corporate counterparty | Denmark
Disclosure of credit risk exposure [line items]
Exposure	0	500
All Other Countries | Total For Counterparties Excluding Other Banco Santander Group Members | Other
Disclosure of credit risk exposure [line items]
Exposure	1,900	1,800
All Other Countries | Total For Counterparties Excluding Other Banco Santander Group Members | UK
Disclosure of credit risk exposure [line items]
Exposure	312,400	295,500
All Other Countries | Total For Counterparties Excluding Other Banco Santander Group Members | US
Disclosure of credit risk exposure [line items]
Exposure	2,100	2,300
All Other Countries | Total For Counterparties Excluding Other Banco Santander Group Members | Japan
Disclosure of credit risk exposure [line items]
Exposure	3,400	3,900
All Other Countries | Total For Counterparties Excluding Other Banco Santander Group Members | Denmark
Disclosure of credit risk exposure [line items]
Exposure	0	500
All Countries Excluding Eurozone Countries | Governments
Disclosure of credit risk exposure [line items]
Exposure	47,900	36,900
All Countries Excluding Eurozone Countries | Government Guaranteed
Disclosure of credit risk exposure [line items]
Exposure	0	0
All Countries Excluding Eurozone Countries | Banks
Disclosure of credit risk exposure [line items]
Exposure	5,200	6,800
All Countries Excluding Eurozone Countries | Other Financial Institutions
Disclosure of credit risk exposure [line items]
Exposure	15,700	15,800
All Countries Excluding Eurozone Countries | Retail
Disclosure of credit risk exposure [line items]
Exposure	209,600	204,900
All Countries Excluding Eurozone Countries | Corporate counterparty
Disclosure of credit risk exposure [line items]
Exposure	41,400	39,600
All Countries Excluding Eurozone Countries | Total For Counterparties Excluding Other Banco Santander Group Members
Disclosure of credit risk exposure [line items]
Exposure	£ 319,800	£ 304,000